Significant Subsidiaries - Summary of Significant Operating Subsidiaries (Detail) $ in Millions	12 Months Ended
Oct. 31, 2020 CAD ($)
Bank of Montreal (China) Co. Ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Bank of Montreal (China) Co. Ltd.
Head or principal office	Beijing, China
Book value of shares owned by the bank	$ 453
Bank Of Montreal Europe plc [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Bank of Montreal Europe plc
Head or principal office	Dublin, Ireland
Book value of shares owned by the bank	$ 1,055
Bank of Montreal Holding Inc. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Bank of Montreal Holding Inc. and subsidiaries
Head or principal office	Toronto, Canada
Book value of shares owned by the bank	$ 33,280
Bank of Montreal Mortgage Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Bank of Montreal Mortgage Corporation
Head or principal office	Calgary, Canada
BMO Mortgage Corp. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Mortgage Corp.
Head or principal office	Vancouver, Canada
BMO Investments Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Investments Limited
Head or principal office	Hamilton, Bermuda
BMO Reinsurance Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Reinsurance Limited
Head or principal office	St. Michaels, Barbados
BMO Nesbitt Burns Holdings Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Nesbitt Burns Holdings Corporation
Head or principal office	Toronto, Canada
BMO Nesbitt Burns Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Nesbitt Burns Inc.
Head or principal office	Toronto, Canada
BMO Investments Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Investments Inc.
Head or principal office	Toronto, Canada
BMO InvestorLine Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO InvestorLine Inc.
Head or principal office	Toronto, Canada
BMO Capital Markets Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Capital Markets Limited
Head or principal office	London, England
Book value of shares owned by the bank	$ 295
BMO Financial Corp. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Financial Corp. and subsidiaries
Head or principal office	Chicago, United States
Book value of shares owned by the bank	$ 25,789
BMO Asset Management Corp. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Asset Management Corp. and subsidiaries
Head or principal office	Chicago, United States
BMO Capital Markets Corp. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Capital Markets Corp.
Head or principal office	New York, United States
BMO Family Office LLC [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Family Office, LLC
Head or principal office	Palo Alto, United States
BMO Harris Bank National Association and subsidiaries [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Harris Bank National Association and subsidiaries
Head or principal office	Chicago, United States
BMO Harris Investment Company LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Harris Investment Company LLC
Head or principal office	Chicago, United States
BMO Harris Financial Advisors, Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Harris Financial Advisors, Inc.
Head or principal office	Chicago, United States
BMO Harris Financing, Inc. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Harris Financing, Inc. and subsidiaries
Head or principal office	Chicago, United States
BMO Global Asset Management (Asia) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Global Asset Management (Asia) Limited
Head or principal office	Hong Kong, China
Book value of shares owned by the bank	$ 5
BMO Global Asset Management (Europe) Limited and subsidiaries [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Global Asset Management (Europe) Limited and subsidiaries
Head or principal office	London, England
Book value of shares owned by the bank	$ 657
BMO Asset Management (Holdings) plc and subsidiaries [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Asset Management (Holdings) plc and subsidiaries
Head or principal office	London, England
BMO Life Insurance Company and subsidiaries [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Life Insurance Company and subsidiaries
Head or principal office	Toronto, Canada
Book value of shares owned by the bank	$ 1,208
BMO Life Holdings (Canada), ULC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Life Holdings (Canada), ULC
Head or principal office	Halifax, Canada
BMO Life Assurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Life Assurance Company
Head or principal office	Toronto, Canada
BMO Trust Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Trust Company
Head or principal office	Toronto, Canada
Book value of shares owned by the bank	$ 588
BMO Trustee Asia Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Trustee Asia Limited
Head or principal office	Hong Kong, China
Book value of shares owned by the bank	$ 3
LGM Investments Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	LGM Investments Limited
Head or principal office	London, England
Book value of shares owned by the bank	$ 39
Pyrford International Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Pyrford International Limited
Head or principal office	London, England
Book value of shares owned by the bank	$ 59